SCHEDULE OF EQUIPMENT (Details)	12 Months Ended
Dec. 31, 2021 CAD ($)
IfrsStatementLineItems [Line Items]
Balance, December 31, 2019 and 2020	$ (0)
As at December 31, 2021	90,875
Accumulated depreciation and amortisation [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2019 and 2020	(0)
As at December 31, 2021	14,483
Amortization	14,483
At cost [member]
IfrsStatementLineItems [Line Items]
Balance, December 31, 2019 and 2020	(0)
Additions	105,358
As at December 31, 2021	$ 105,358